Statement of Balance Sheet (Unaudited)	Sep. 30, 2025 USD ($)
Greenland Exploration Limited
Current assets
Cash	$ 18,398
prepaid expense	148,801
Loan receivable	100,000
Total Assets	267,199
Current liabilities
Accounts payable	335
Loan payable	275,000
Total Liabilities	275,335
Commitments and Contingencies (Note 6)
Stockholders’ equity
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,075,000 shares issued and outstanding
Additional paid in capital	20,000
Accumulated deficit	(28,136)
Total Shareholders’ Deficit	(8,136)
Total Liabilities and Shareholders’ Deficit	$ 267,199